                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond
-------------------------------------
(Signature)

Dallas, Texas
-------------------------------------
City, State)

May 11, 2011
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

0

Form 13F Information Table Entry Total:

48

Form 13F Information Table Value Total:

$629,773 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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
             COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ---------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------- ---------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
Apache Corp                        PFD CONV SER D  037411808    7,334    104,000  SH         SOLE               104,000
Apache Corp                              COM       037411105    2,988     23,000  SH         SOLE                23,000
Approach Resources Inc                   COM       03834A103    1,534     46,000  SH         SOLE                46,000
Baker Hughes Inc                         COM       057224107      258      4,000  SH         SOLE                 4,000
Buckeye Partners LP                UNIT LTD PARTN  118230101   15,703    247,000  SH         SOLE               247,000
Carrizo Oil & Co                         COM       144577103    3,693    100,000  SH         SOLE               100,000
Chesapeake Midstream Partners           UNIT       16524K108       64      2,000  SH         SOLE                 2,000
Complete Production Services             COM       20453E109      251      8,000  SH         SOLE                 8,000
ConocoPhillips                           COM       20825C104      353      4,000  SH         SOLE                 4,000
Copano Energy LLC                     COM UNITS    217202100   94,618  2,658,000  SH         SOLE             2,658,000
CREDO Pete Corp                     COM PAR $0.10  225439207   23,458  1,837,000  SH         SOLE             1,837,000
Crosstex Energy Inc.                     COM       22765Y104      742     75,000  SH         SOLE                75,000
Crosstex Energy LP                       COM       22765U102   17,410  1,029,000  SH         SOLE             1,029,000
DCP Midstream Partners LP          COM UT LTD PTN  23311P100    1,235     31,000  SH         SOLE                31,000
Devon Energy Corp                        COM       25179M103      227      2,000  SH         SOLE                 2,000
Eagle Rock Energy Partners LP           UNIT       26985R104   53,830  5,252,000  SH         SOLE             5,252,000
Eagle Rock Energy Partners Equity
   Warrants                       W EXP 05/15/2012 26985R120    2,940    735,000  SH         SOLE               735,000
El Paso Pipeline Partners LP        COM UNIT LPI   283702108    2,424     67,000  SH         SOLE                67,000
Energy Transfer Equity LP          COM UT LTD PTN  29273V100    1,328     30,000  SH         SOLE                30,000
Energy Transfer Partners LP        UNIT LTD PARTN  29273R109      285      6,000  SH         SOLE                 6,000
Enterprise Products Partners, LP         COM       293792107    3,415     79,000  SH         SOLE                79,000
EOG Resources Inc                        COM       26875P101      261      2,000  SH         SOLE                 2,000
Forest Oil Corp                     COM PAR $0.01  346091705    2,781     74,000  SH         SOLE                74,000
Genesis Energy LP                  UNIT LTD PARTN  371927104   31,258  1,104,000  SH         SOLE             1,104,000
Halliburton                              COM       406216101      248      5,000  SH         SOLE                 5,000
Kinder Morgan Inc                        COM       49456B101    3,603    122,000  SH         SOLE               122,000
Legacy Reserves LP                   UNIT LP INT   524707304   25,645    818,000  SH         SOLE               818,000
Linn Energy LLC                     UNIT LTD LIAB  536020100   90,806  2,333,000  SH         SOLE             2,333,000
MV Oil Trust                          TR UNITS     553859109    1,659     43,000  SH         SOLE                43,000
National Oil Well Varco Inc              COM       637071101      238      3,000  SH         SOLE                 3,000
Noble Energy Inc                         COM       655044105    2,358     24,000  SH         SOLE                24,000
NuStar Energy, LP                     UNIT COM     67058H102    2,865     42,000  SH         SOLE                42,000
Nustar GP Holdings LLC                UNIT COM     67059L102    1,090     30,000  SH         SOLE                30,000
Occidental Pete Corp                     COM       674599105    3,268     31,000  SH         SOLE                31,000
ONEOK Partners LP                  UNIT LTD PARTN  68268N103    2,075     25,000  SH         SOLE                25,000
PAA Natural Gas Storage LP          COM UNIT LTD   693139107   18,966    806,000  SH         SOLE               806,000
Plains All American Pipeline LP    UNIT LTD PARTN  726503105   42,791    671,000  SH         SOLE               671,000
Pioneer Natural Resources                COM       723787107    5,106     50,000  SH         SOLE                50,000
Proshares TR Ultrashort S&P 500   PSHS ULSHT SP500 74347R883    6,088    291,000  SH         SOLE               291,000
Regency Energy Partners, LP         COM UNITS LP   75885Y107    2,720    100,000  SH         SOLE               100,000
Schlumberger Ltd.                        COM       806857108      226      2,000  SH         SOLE                 2,000
Sunoco Logistics Partners LP          COM UNITS    86764L108    1,097     13,000  SH         SOLE                13,000
Targa Resources Corp.                    COM       87612G101    7,962    220,000  SH         SOLE               220,000
Targa Res Partners, LP                COM UNIT     87611X105   24,144    696,000  SH         SOLE               696,000
Transatlantic Petroleum Ltd              SHS       G89982105   13,428  4,332,000  SH         SOLE             4,332,000
Weatherford Intl Ltd                   REG SHS     H27013103      199      9,000  SH         SOLE                 9,000

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
Western Gas Partners LP            COM UNIT LP IN  958254104   55,861  1,599,000  SH         SOLE             1,599,000
Williams Partners LP                 COM UNIT LP   96950F104   48,940    945,000  SH         SOLE               945,000